Short-term loans and long-term loans	12 Months Ended
Dec. 31, 2018
Short-term Debt [Abstract]
Short-term loans and long-term loans
17.	Short-term loans and long-term loans

In December 2016, the Group obtained a three-year interest bearing bank loan of RMB150.0 million from Shanghai Pudong Development Bank Co., Ltd. (“Pudong Bank”), which was secured by an office building of the Company as collateral. Pursuant to the loan repayment schedule, the principal amount would be paid in four equal installments in 2018 and 2019. As of December 31, 2017,
RMB75.0
million, which was repaid in 2018, was included in the balance of short-term loans in the Group’s consolidated balance sheets. The remaining
RMB75.0
million was included in the balance of long-term loans in the Group’s consolidated balance sheets. As of December 31, 2018, the
RMB75.0
million Pudong Bank loan, which will be due in 2019, was reclassified to and included in the balance of short-term loans in the Group’s consolidated balance sheets.

In April 2017, the Group obtained a two-year interest-bearing US$ denominated loan of US$107.5 million from China Merchant Bank Co., Ltd., (“CMB Bank”), which will be due in April 2019. The bank borrowing was secured by a two-year term deposit amounted to
RMB792.0 million,
which represents the loan-to-value ratio of no more than 94% and was classified as non-current restricted cash in the Group’s consolidated balance sheets. The Group would need to provide more term deposits or equivalent amount of cash to CMB Bank as a security when the loan-to-value ratio exceeds 98% due to appreciation of U.S. dollar against RMB. As of December 31, 2017, the CMB Bank loan amounted to
RMB702.4 million (US$107.5 million)
was included in the balance of long-term loans in the Group’s consolidated balance sheet. As of December 31, 2018, the outstanding CMB Bank loan amounted to RMB737.8 million (US$107.5 million)
which will be due in April 2019 was included in the balance of short-term loans in the Group’s consolidated balance sheets.

As of December 31, 2018, there was no long-term bank loans outstanding.